AXS Market Neutral Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 120.6%
	AEROSPACE/DEFENSE — 1.6%
693	Northrop Grumman Corp.[1]	$224,283
	AGRICULTURE — 1.6%
4,368	Altria Group, Inc.[1]	223,467
	BEVERAGES — 3.2%
3,191	Brown-Forman Corp. - Class B1	220,083
1,564	PepsiCo, Inc.[1]	221,228
		441,311
	BIOTECHNOLOGY — 8.1%
896	Amgen, Inc.[1]	222,934
804	Biogen, Inc.*,1	224,919
3,428	Gilead Sciences, Inc.[1]	221,551
470	Regeneron Pharmaceuticals, Inc.*,1	222,376
1,036	Vertex Pharmaceuticals, Inc.*,1	222,626
		1,114,406
	COMMERCIAL SERVICES — 1.6%
1,257	Verisk Analytics, Inc.[1]	222,099
	COSMETICS/PERSONAL CARE — 3.2%
2,814	Colgate-Palmolive Co.[1]	221,827
1,639	Procter & Gamble Co.[1]	221,970
		443,797
	DISTRIBUTION/WHOLESALE — 1.6%
642	Pool Corp.[1]	221,644
	DIVERSIFIED FINANCIAL SERVICES — 4.9%
2,297	Cboe Global Markets, Inc.[1]	226,691
1,090	CME Group, Inc.[1]	222,611
1,981	Intercontinental Exchange, Inc.[1]	221,238
		670,540
	ELECTRIC — 4.8%
1,670	DTE Energy Co.[1]	222,344
3,752	Evergy, Inc.[1]	223,356
7,687	PPL Corp.[1]	221,693
		667,393
	ENVIRONMENTAL CONTROL — 3.2%
2,240	Republic Services, Inc.[1]	222,544
1,723	Waste Management, Inc.[1]	222,301
		444,845

AXS Market Neutral Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FOOD — 16.0%
4,413	Campbell Soup Co.[1]	$221,842
3,634	General Mills, Inc.[1]	222,837
1,408	Hershey Co.[1]	222,689
4,634	Hormel Foods Corp.[1]	221,413
1,760	J M Smucker Co.[1]	222,693
3,538	Kellogg Co.[1]	223,955
6,061	Kroger Co.[1]	218,135
2,839	Lamb Weston Holdings, Inc.[1]	219,966
2,498	McCormick & Co., Inc.[1]	222,722
2,945	Tyson Foods, Inc. - Class A1	218,813
		2,215,065
	HEALTHCARE-PRODUCTS — 6.5%
991	Danaher Corp.[1]	223,054
1,148	ResMed, Inc.[1]	222,735
1,178	STERIS PLC[1]	224,385
489	Thermo Fisher Scientific, Inc.[1]	223,170
		893,344
	HEALTHCARE-SERVICES — 3.2%
3,489	Centene Corp.*,1	222,982
599	UnitedHealth Group, Inc.[1]	222,870
		445,852
	HOUSEHOLD PRODUCTS/WARES — 4.8%
2,532	Church & Dwight Co., Inc.[1]	221,170
1,153	Clorox Co.[1]	222,391
1,597	Kimberly-Clark Corp.[1]	222,063
		665,624
	INSURANCE — 8.0%
1,782	Arthur J. Gallagher & Co.[1]	222,340
2,141	Cincinnati Financial Corp.[1]	220,716
2,341	Progressive Corp.[1]	223,823
1,455	Travelers Cos., Inc.[1]	218,832
964	Willis Towers Watson PLC[1]	220,640
		1,106,351
	INTERNET — 1.6%
1,125	VeriSign, Inc.*,1	223,605
	OIL & GAS — 1.6%
11,886	Cabot Oil & Gas Corp.[1]	223,219

AXS Market Neutral Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	PHARMACEUTICALS — 11.3%
2,060	AbbVie, Inc.[1]	$222,933
1,886	AmerisourceBergen Corp.[1]	222,680
3,521	Bristol-Myers Squibb Co.[1]	222,281
2,935	CVS Health Corp.[1]	220,800
1,201	Eli Lilly and Co.[1]	224,371
1,356	Johnson & Johnson[1]	222,858
1,412	Zoetis, Inc.[1]	222,362
		1,558,285
	REITS — 1.6%
905	Public Storage - REIT[1]	223,318
	RETAIL — 9.6%
632	Costco Wholesale Corp.[1]	222,767
1,101	Dollar General Corp.[1]	223,085
601	Domino's Pizza, Inc.[1]	221,042
987	McDonald's Corp.[1]	221,226
3,974	Walgreens Boots Alliance, Inc.[1]	218,173
1,635	Walmart, Inc.[1]	222,082
		1,328,375
	SEMICONDUCTORS — 1.6%
3,476	Intel Corp.[1]	222,464
	SOFTWARE — 12.9%
2,381	Activision Blizzard, Inc.[1]	221,433
2,169	Akamai Technologies, Inc.*,1	221,021
3,105	Cerner Corp.[1]	223,188
1,587	Citrix Systems, Inc.[1]	222,751
1,450	Jack Henry & Associates, Inc.[1]	219,994
950	Microsoft Corp.[1]	223,982
3,183	Oracle Corp.[1]	223,351
1,249	Take-Two Interactive Software, Inc.*,1	220,698
		1,776,418
	TELECOMMUNICATIONS — 4.9%
7,346	AT&T, Inc.[1]	222,363
1,192	Motorola Solutions, Inc.[1]	224,156
3,830	Verizon Communications, Inc.[1]	222,715
		669,234
	TRANSPORTATION — 3.2%
2,302	C.H. Robinson Worldwide, Inc.[1]	219,680

AXS Market Neutral Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TRANSPORTATION (Continued)
2,061	Expeditors International of Washington, Inc.[1]	$221,949
		441,629
	TOTAL COMMON STOCKS
	(Cost $14,762,527)	16,666,568

	SHORT-TERM INVESTMENTS — 48.6%
6,706,824	BNP Collateral Income Borrowing, 0.01%[2]	6,706,824
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $6,706,824)	6,706,824
	TOTAL INVESTMENTS — 169.2%
	(Cost $21,469,351)	23,373,392
	Liabilities in Excess of Other Assets — (69.2)%	(9,557,110)
	TOTAL NET ASSETS — 100.0%	$13,816,282

	SECURITIES SOLD SHORT — (75.0)%
	COMMON STOCKS — (75.0)%
	AEROSPACE/DEFENSE — (0.5)%
(893)	Raytheon Technologies Corp.	(69,002)
	AGRICULTURE — (0.5)%
(1,206)	Archer-Daniels-Midland Co.	(68,742)
	AIRLINES — (1.0)%
(1,428)	Delta Air Lines, Inc.	(68,944)
(1,134)	Southwest Airlines Co.	(69,242)
		(138,186)
	APPAREL — (2.0)%
(520)	NIKE, Inc. - Class B	(69,103)
(559)	Ralph Lauren Corp.	(68,846)
(3,134)	Under Armour, Inc. - Class A*	(69,450)
(860)	VF Corp.	(68,731)
		(276,130)
	BANKS — (4.0)%
(1,791)	Bank of America Corp.	(69,294)
(1,831)	Fifth Third Bancorp	(68,571)
(414)	First Republic Bank	(69,034)
(4,357)	Huntington Bancshares, Inc.	(68,492)
(1)	Morgan Stanley	(54)
(656)	Northern Trust Corp.	(68,952)

AXS Market Neutral Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2021 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	BANKS (Continued)
(3,321)	Regions Financial Corp.	$(68,612)
(1,185)	Truist Financial Corp.	(69,109)
(1,772)	Wells Fargo & Co.	(69,232)
		(551,350)
	BEVERAGES — (0.5)%
(1,311)	Coca-Cola Co.	(69,103)
	BIOTECHNOLOGY — (2.0)%
(122)	Bio-Rad Laboratories, Inc. - Class A*	(69,683)
(1,483)	Corteva, Inc.	(69,137)
(180)	Illumina, Inc.*	(69,131)
(845)	Incyte Corp.*	(68,673)
		(276,624)
	BUILDING MATERIALS — (1.5)%
(1,149)	Johnson Controls International plc	(68,561)
(206)	Martin Marietta Materials, Inc.	(69,179)
(410)	Vulcan Materials Co.	(69,187)
		(206,927)
	CHEMICALS — (4.0)%
(246)	Air Products and Chemicals, Inc.	(69,210)
(1,559)	CF Industries Holdings, Inc.	(70,747)
(888)	DuPont de Nemours, Inc.	(68,625)
(323)	Ecolab, Inc.	(69,145)
(629)	FMC Corp.	(69,574)
(494)	International Flavors & Fragrances, Inc.	(68,967)
(247)	Linde PLC	(69,194)
(458)	PPG Industries, Inc.	(68,819)
		(554,281)
	COMMERCIAL SERVICES — (2.0)%
(369)	Automatic Data Processing, Inc.	(69,545)
(341)	Global Payments, Inc.	(68,739)
(712)	IHS Markit Ltd.	(68,907)
(283)	PayPal Holdings, Inc.*	(68,724)
		(275,915)
	COMPUTERS — (0.5)%
(4,393)	Hewlett Packard Enterprise Co.	(69,146)
	DIVERSIFIED FINANCIAL SERVICES — (1.5)%
(487)	American Express Co.	(68,881)

AXS Market Neutral Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2021 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	DIVERSIFIED FINANCIAL SERVICES (Continued)
(1,070)	Charles Schwab Corp.	$(69,743)
(561)	Raymond James Financial, Inc.	(68,756)
		(207,380)
	ELECTRIC — (9.5)%
(1,278)	Alliant Energy Corp.	(69,217)
(850)	Ameren Corp.	(69,156)
(816)	American Electric Power Co., Inc.	(69,115)
(1,135)	CMS Energy Corp.	(69,485)
(929)	Consolidated Edison, Inc.	(69,489)
(916)	Dominion Energy, Inc.	(69,579)
(720)	Duke Energy Corp.	(69,502)
(1,169)	Edison International	(68,503)
(698)	Entergy Corp.	(69,430)
(802)	Eversource Energy	(69,445)
(1,596)	Exelon Corp.	(69,809)
(2,007)	FirstEnergy Corp.	(69,623)
(918)	NextEra Energy, Inc.	(69,410)
(854)	Pinnacle West Capital Corp.	(69,473)
(1,165)	Public Service Enterprise Group, Inc.	(70,145)
(526)	Sempra Energy	(69,737)
(1,117)	Southern Co.	(69,433)
(742)	WEC Energy Group, Inc.	(69,444)
(1,046)	Xcel Energy, Inc.	(69,569)
		(1,319,564)
	ENERGY-ALTERNATE SOURCES — (0.5)%
(438)	Enphase Energy, Inc.*	(71,026)
	ENGINEERING & CONSTRUCTION — (0.5)%
(543)	Jacobs Engineering Group, Inc.	(70,194)
	ENTERTAINMENT — (0.5)%
(820)	Live Nation Entertainment, Inc.*	(69,413)
	FOOD — (0.5)%
(1,179)	Mondelez International, Inc. - Class A	(69,007)
	GAS — (1.0)%
(703)	Atmos Energy Corp.	(69,492)
(2,883)	NiSource, Inc.	(69,509)
		(139,001)

AXS Market Neutral Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2021 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	HEALTHCARE-PRODUCTS — (5.5)%
(577)	Abbott Laboratories	$(69,148)
(810)	Baxter International, Inc.	(68,315)
(1,788)	Boston Scientific Corp.*	(69,106)
(180)	Cooper Cos., Inc.	(69,136)
(1,083)	DENTSPLY SIRONA, Inc.	(69,106)
(933)	Hologic, Inc.*	(69,397)
(93)	Intuitive Surgical, Inc.*	(68,722)
(165)	Teleflex, Inc.	(68,551)
(391)	Varian Medical Systems, Inc.*	(69,023)
(249)	West Pharmaceutical Services, Inc.	(70,163)
(426)	Zimmer Biomet Holdings, Inc.	(68,194)
		(758,861)
	HEALTHCARE-SERVICES — (1.0)%
(660)	Catalent, Inc.*	(69,505)
(360)	IQVIA Holdings, Inc.*	(69,530)
		(139,035)
	INSURANCE — (3.0)%
(1,476)	American International Group, Inc.	(68,206)
(480)	Assurant, Inc.	(68,049)
(431)	Chubb Ltd.	(68,085)
(274)	Everest Re Group Ltd.	(67,900)
(1,321)	Loews Corp.	(67,741)
(914)	W R Berkley Corp.	(68,870)
		(408,851)
	INTERNET — (1.5)%
(133)	Netflix, Inc.*	(69,381)
(3,283)	NortonLifeLock, Inc.	(69,796)
(1,068)	Twitter, Inc.*	(67,957)
		(207,134)
	LODGING — (1.0)%
(567)	Hilton Worldwide Holdings, Inc.	(68,562)
(1,139)	Las Vegas Sands Corp.	(69,205)
		(137,767)
	MACHINERY-CONSTRUCTION & MINING — (0.5)%
(298)	Caterpillar, Inc.	(69,097)
	MACHINERY-DIVERSIFIED — (1.0)%
(184)	Deere & Co.	(68,842)

AXS Market Neutral Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2021 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	MACHINERY-DIVERSIFIED (Continued)
(1,370)	Ingersoll Rand, Inc.*	$(67,418)
		(136,260)
	MEDIA — (1.5)%
(110)	Charter Communications, Inc. - Class A*	(67,872)
(1,269)	Comcast Corp. - Class A	(68,666)
(373)	Walt Disney Co.*	(68,826)
		(205,364)
	MINING — (0.5)%
(1,154)	Newmont Corp.	(69,552)
	MISCELLANEOUS MANUFACTURING — (0.5)%
(5,206)	General Electric Co.	(68,355)
	OIL & GAS — (1.0)%
(661)	Chevron Corp.	(69,266)
(1,235)	Exxon Mobil Corp.	(68,950)
		(138,216)
	PACKAGING & CONTAINERS — (1.0)%
(6,011)	Amcor PLC	(70,208)
(824)	Ball Corp.	(69,826)
		(140,034)
	PHARMACEUTICALS — (3.5)%
(285)	Becton, Dickinson and Co.	(69,298)
(195)	Dexcom, Inc.*	(70,081)
(1,012)	Henry Schein, Inc.*	(70,071)
(901)	Merck & Co., Inc.	(69,458)
(1,676)	Perrigo Co. PLC	(67,828)
(1,913)	Pfizer, Inc.	(69,308)
(4,879)	Viatris, Inc.*	(68,159)
		(484,203)
	REAL ESTATE — (0.5)%
(879)	CBRE Group, Inc. - Class A*	(69,538)
	REITS — (13.0)%
(418)	Alexandria Real Estate Equities, Inc. - REIT	(68,677)
(291)	American Tower Corp. - REIT	(69,566)
(376)	AvalonBay Communities, Inc. - REIT	(69,376)
(679)	Boston Properties, Inc. - REIT	(68,755)
(404)	Crown Castle International Corp. - REIT	(69,540)

AXS Market Neutral Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2021 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	REITS (Continued)
(495)	Digital Realty Trust, Inc. - REIT	$(69,716)
(1,648)	Duke Realty Corp. - REIT	(69,101)
(103)	Equinix, Inc. - REIT	(69,998)
(966)	Equity Residential - REIT	(69,195)
(251)	Essex Property Trust, Inc. - REIT	(68,232)
(525)	Extra Space Storage, Inc. - REIT	(69,589)
(678)	Federal Realty Investment Trust - REIT	(68,783)
(2,180)	Healthpeak Properties, Inc. - REIT	(69,193)
(4,058)	Host Hotels & Resorts, Inc. - REIT	(68,377)
(1,867)	Iron Mountain, Inc. - REIT	(69,098)
(3,639)	Kimco Realty Corp. - REIT	(68,231)
(474)	Mid-America Apartment Communities, Inc. - REIT	(68,427)
(655)	Prologis, Inc. - REIT	(69,430)
(1,087)	Realty Income Corp. - REIT	(69,024)
(1,217)	Regency Centers Corp. - REIT	(69,016)
(252)	SBA Communications Corp. - REIT	(69,943)
(602)	Simon Property Group, Inc. - REIT	(68,490)
(1,591)	UDR, Inc. - REIT	(69,781)
(1,287)	Ventas, Inc. - REIT	(68,649)
(1,497)	Vornado Realty Trust - REIT	(67,949)
(959)	Welltower, Inc. - REIT	(68,693)
		(1,794,829)
	RETAIL — (1.0)%
(48)	Chipotle Mexican Grill, Inc.*	(68,199)
(478)	Darden Restaurants, Inc.	(67,876)
		(136,075)
	SAVINGS & LOANS — (0.5)%
(3,908)	People's United Financial, Inc.	(69,953)
	SEMICONDUCTORS — (1.5)%
(331)	IPG Photonics Corp.*	(69,821)
(345)	NXP Semiconductors N.V.	(69,462)
(377)	Qorvo, Inc.*	(68,878)
		(208,161)
	SOFTWARE — (1.5)%
(490)	Fidelity National Information Services, Inc.	(68,899)
(188)	Paycom Software, Inc.*	(69,571)
(327)	salesforce.com, Inc.*	(69,282)
		(207,752)

AXS Market Neutral Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2021 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	TELECOMMUNICATIONS — (1.0)%
(1,582)	Corning, Inc.	$(68,833)
(551)	T-Mobile US, Inc.*	(69,035)
		(137,868)
	TRANSPORTATION — (1.5)%
(715)	CSX Corp.	(68,940)
(263)	Kansas City Southern	(69,411)
(256)	Norfolk Southern Corp.	(68,741)
		(207,092)
	WATER — (0.5)%
(466)	American Water Works Co., Inc.	(69,863)
	TOTAL COMMON STOCKS
	(Proceeds $9,488,531)	(10,364,851)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $9,488,531)	$(10,364,851)

PLC – Public Limited Company
REIT – Real Estate Investment Trusts

*Non-income producing security.
[1]All or a portion of the security is segregated as collateral for securities sold short.
[2]The rate is the annualized seven-day yield at period end.